Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment Useful Lives

Land is not depreciated. Depreciation on fixed assets is computed using the straight-line method over their estimated useful lives, as follows:

Buildings	33 years

Facilities and leasehold improvements	5-10 years

Machinery and equipment	3-10 years

Computer and R&D equipment	3-6 years

Other	2-5 years